Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Group’s Operations by Segment

The following table shows the Group’s operations by segment for the fiscal years ended June 30, 2024, 2025 and 2026.

	Year ended June 30, 2026
	Computing Power and Algorithm Solutions	Smart Technology and New Energy Solutions	Health And Wellness Products and Services	Other*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Net revenues	153,734	12,108	17,519	-	183,361
Operating costs and expenses:
Cost of revenues	(137,544)	(9,220)	(11,443)	-	(158,207)
Payroll expense and employee benefit expenses	(2,088)	(1,520)	(6,780)	(251)	(10,639)
Share-based compensation	-	-	-	(5,216)	(5,216)
Depreciation and Amortization expense	(243)	(6,238)	(3,033)	-	(9,514)
Rental expense	(530)	(25)	(226)	-	(781)
Credit impairment loss	(2,981)	-	(4)	-	(2,985)
Assets impairment loss	-	-	(57)	-	(57)
Impairment loss of equity-method investment	-	-	(239)	-	(239)
Others operating expenses	(6,053)	(1,994)	(1,868)	(9,500)	(19,415)
Total operating costs and expenses	(149,439)	(18,997)	(23,650)	(14,967)	(207,053)
Profit/(Loss) from operations	4,295	(6,889)	(6,131)	(14,967)	(23,692)

Interest (expense) income, net	(1,136)	(271)	2	-	(1,405)
Net gain (loss) from fair value change	(480)	-	7	(6,751)	(7,224)
Gain on disposal of subsidiaries	20,117	-	-	-	20,117
Investment income	-	-	-	(108)	(108)
Others, net	1	(134)	74	1,101	1,042
Gain/(Loss) before income taxes and share of loss of affiliates	22,797	(7,294)	(6,048)	(20,725)	(11,270)
Income tax benefit	22	310	51	-	383
Share of loss of affiliates	-	(10,354)	-	-	(10,354)
Net income/(loss) from continuing operations	22,819	(17,338)	(5,997)	(20,725)	(21,241)
	Year ended June 30, 2025
	Computing Power and Algorithm Solutions	Smart Technology and New Energy Solutions	Health And Wellness Products and Services	Other*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Net revenues	-	-	-	-	-
Operating costs and expenses:					-
Cost of revenues	-	-	-	-	-
Payroll expense and employee benefit expenses	-	-	-	(333)	(333)
Share-based compensation	-	-	-	(1,371)	(1,371)
Others operating expenses	-	-	-	(5,588)	(5,588)
Total operating costs and expenses	-	-	-	(7,292)	(7,292)
Loss from operations	-	-	-	(7,292)	(7,292)
Interest income, net	-	-	-	149	149
Others, net	-	-	-	(14,747)	(14,747)
Loss before income taxes and share of loss of affiliates	-	-	-	(21,890)	(21,890)
Net loss from continuing operations	-	-	-	(21,890)	(21,890)
	Year ended June 30, 2024
	Computing Power and Algorithm Solutions	Smart Technology and New Energy Solutions	Health And Wellness Products and Services	Other*	Consolidated
	RMB	RMB	RMB	RMB	RMB
Net revenues	-	-	-	-	-
Operating costs and expenses:					-
Cost of revenues	-	-	-	-	-
Payroll expense and employee benefit expenses	-	-	-	(650)	(650)
Others operating expenses	-	-	-	(5,109)	(5,109)
Total operating costs and expenses	-	-	-	(5,759)	(5,759)
Loss from operations	-	-	-	(5,759)	(5,759)
Interest income, net	-	-	-	518	518
Others, net	-	-	-	163	163
Loss before income taxes and share of loss of affiliates	-	-	-	(5,078)	(5,078)
Net loss from continuing operations	-	-	-	(5,078)	(5,078)

*	Other corporate expenses represent general and administrative expenses that cannot be allocated to segments for the years ended June 30, 2024, 2025 and 2026, respectively.